NOTE RECEIVABLE (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Notes receivable		$ 36,238
Less allowances		(36,238)
Current portion of note receivable
Note receivable, less current portion
Promissory note 1 [Member]
Notes receivable		17,948
Promissory note 2 [Member]
Notes receivable		$ 18,290